FINANCE ITEMS	12 Months Ended
Mar. 31, 2022
Disclosure of finance income (cost) [text block] [Abstract]
FINANCE ITEMS
17.	FINANCE ITEMS

Finance items consist of:

	Year ended March 31,
Finance income	2022	2021
Interest income	$5,019	$3,767
Dividend income	198	-
	$5,217	$3,767

	Year ended March 31,
Finance costs	2022	2021
Interest on lease obligation	$72	$95
Impairment charges for expected credit loss against bond investments (Note 4)	10,560	1,376
(Gain) loss on disposal of bonds	(191)	266
Unwinding of discount of environmental rehabilitation provision	269	251
	$10,710	$1,988